Significant accounting policies - Somos - Anglo (Predecessor) (Details)	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020
Property, buildings and leasehold improvements | Minimum
Property, Plant and Equipment
Estimated useful lives (in years)		5 years
Property, buildings and leasehold improvements | Maximum
Property, Plant and Equipment
Estimated useful lives (in years)		20 years
IT equipment | Minimum
Property, Plant and Equipment
Estimated useful lives (in years)		3 years
IT equipment | Maximum
Property, Plant and Equipment
Estimated useful lives (in years)		10 years
Furniture, equipment and fittings | Minimum
Property, Plant and Equipment
Estimated useful lives (in years)		3 years
Furniture, equipment and fittings | Maximum
Property, Plant and Equipment
Estimated useful lives (in years)		10 years
Somos - Anglo (Predecessor) | Property, buildings and leasehold improvements | Minimum
Property, Plant and Equipment
Estimated useful lives (in years)	5 years
Somos - Anglo (Predecessor) | Property, buildings and leasehold improvements | Maximum
Property, Plant and Equipment
Estimated useful lives (in years)	20 years
Somos - Anglo (Predecessor) | IT equipment | Minimum
Property, Plant and Equipment
Estimated useful lives (in years)	3 years
Somos - Anglo (Predecessor) | IT equipment | Maximum
Property, Plant and Equipment
Estimated useful lives (in years)	10 years
Somos - Anglo (Predecessor) | Furniture, equipment and fittings | Minimum
Property, Plant and Equipment
Estimated useful lives (in years)	3 years
Somos - Anglo (Predecessor) | Furniture, equipment and fittings | Maximum
Property, Plant and Equipment
Estimated useful lives (in years)	10 years
Somos - Anglo (Predecessor) | Land (for finance leasings)
Property, Plant and Equipment
Estimated useful lives (in years)	10 years